SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”) and have been consistently applied.

Principles of consolidation

Principles of consolidation

The accompanying Consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances among the Company and its subsidiaries are eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the Consolidated statements of operations from the effective date of the acquisition or up to the effective date of the disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power, or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meetings of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

Going Concern

Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future.

As of December 31, 2025, the Company had net current liabilities of $1,165,924, accumulated deficit of $281,200,841, incurred a net loss of $231,910,985, and had net cash used in operating activities of $121,390,036 for the years ended December 31, 2025.

In January 2026, the Company entered into a Committed Credit Facility Agreement with Roths Investment Bank P.L.C. in an aggregate principal amount of up to $5,000,000 with fixed interest rate of 8% per annum and repayment maturity date by December 31, 2028. The Company will be able to support its continuous operations and to meet its payment obligations as and when liabilities fall due within the next twelve months from the balance sheet date and the date of consolidated financial statements for the financial year ended December 31, 2025. Accordingly, the Company’s consolidated financial statements are prepared on a going concern basis, which assumes that the Company will continue in operation for the foreseeable future and, accordingly, will be able to realize its assets and discharge its liabilities in the normal course of operations as they fall due. In the event the Company will not be able to continue as a going concern, adjustments will have to be made to reflect the situation that assets will need to be realised other than in the amounts at which they are currently recorded in the consolidated balance sheets. In addition, the Company may have to provide for further liabilities that might arise and to reclassify non-current assets and liabilities as current assets and liabilities.

GIBO HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. Dollars, except for number of shares)

Uses of estimates

Uses of estimates

In preparing the Consolidated financial statements in conformity U.S. GAAP, the management makes judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Consolidated financial statements include, but are not limited to, useful lives of property and equipment and intangible assets, and the recoverability of long-lived assets. Actual results could differ from those estimates.

Risks and Uncertainties

Risks and Uncertainties

The main operations of the Company are located in Hong Kong and Cayman Islands. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by changes in political, economic, social, regulatory, and legal environments in Hong Kong and Cayman Islands, as well as by the general state of the economy in Hong Kong and Cayman Islands. Although the Company has not experienced losses from these situations and believes that it complies with existing laws and regulations, including its organization and structure disclosed in Note 1, this may not be indicative of future results.

The Company’s business, financial condition, and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics, and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Cash

Cash

Cash includes currency on hand and deposits held by banks that can be added or withdrawn without limitation. As of December 31, 2025 and 2024, cash balance amounted to $402,736 and $86,750 respectively. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk on cash and bank deposits.

Deferred offering costs

Deferred offering costs

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal, and other expenses incurred through the balance sheet date that are directly related to the intended IPO. Deferred offering costs will be charged to shareholders’ equity upon the completion of the IPO. Should the IPO prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. Deferred initial public offering costs amounted to Nil and $1,609,714 as of December 31, 2025 and 2024, respectively.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Depreciation of property and equipment are provided using the straight-line method over the estimated useful lives of the assets as follows:

Useful life
Servers and network equipment	10 years
Office equipment	3-5 years

GIBO HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. Dollars, except for number of shares)

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations.

Intangible asset, net

Intangible asset, net

The Company’s intangible assets primarily consist of purchased computer software and applications used in conducting the Company’s AI animation business. Intangible assets are carried at cost less accumulated amortization and any recorded impairment. The Company amortizes its intangible assets over the estimated useful lives of three years using a straight-line method (see Note 4).

Impairment of long-lived Assets

Impairment of long-lived Assets

Long-lived assets with finite lives, primarily property and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third party independent appraisals, as considered necessary. Impairments of the Company’s long-lived assets amounted to $99,131,667, Nil, Nil as of December 31,2025, 2024 and 2023, respectively.

As of December 31, 2025, the Company recognized an impairment loss of $99 million in respect of its property and equipment. The impairment was primarily attributable to rapid technological advancements in the AI compute industry, including the shift toward more efficient AI architectures and significant pricing compression, which collectively accelerated the economic obsolescence of the affected assets. Based on the recoverability assessment under ASC 360-10-35 and fair value estimation under ASC 820, management determined that the carrying amount of the long-lived Assets was not recoverable, and accordingly, a full impairment was recorded for the year ended December 31, 2025.

Warrants

Warrants

The Company accounts for warrants in accordance with ASC 815, Derivatives and Hedging—Contracts in Entity’s Own Equity, which requires an evaluation of whether such instruments should be classified as equity or liabilities.

In making this determination, the Company assesses whether the warrants are indexed to its own stock and whether they meet the conditions for equity classification, including whether the warrants may require cash settlement and whether they will be settled in a fixed number of shares.

Based on this evaluation, the Company has concluded that the warrants qualify for equity classification under ASC 815-40. Each warrant entitles the holder to purchase one ordinary share at a fixed exercise price of $11.50 per share, subject only to customary anti-dilution and reorganization adjustments. The warrants therefore meet the “fixed-for-fixed” criterion, as they provide for settlement in a fixed number of shares for a fixed exercise price.

The warrants are settled through the issuance of ordinary shares, including through cashless exercise, and do not contain provisions that could require net cash settlement. The Company is not obligated to settle the warrants in cash under any circumstances.

Furthermore, the warrant agreements do not contain provisions that would result in settlement based on a variable number of shares or variable consideration, nor do they include holder redemption rights or other features that could obligate the Company to transfer cash or other assets.

Accordingly, the warrants are classified as equity instruments and recorded within additional paid-in capital at issuance. The warrants are not subsequently remeasured, and no gains or losses are recognized in the consolidated statements of operations.

The Company reassesses the classification of the warrants at each reporting date to confirm that the conditions for equity classification continue to be satisfied.

Leases

Leases

The Company leases office space, which is classified as operating leases in accordance with ASC 842. Under ASC 842, lessees are required to recognize the following for all leases (with the exception of short-term leases, usually with an initial term of 12 months or less) on the commencement date: (i) lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) right-of-use (“ROU”) asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.

At the commencement date, the Company recognizes the lease liability at the present value of the lease payments not yet paid, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate for the same term as the underlying lease. The ROU asset is recognized initially at cost, which primarily comprises the initial amount of the lease liability, plus any initial direct costs incurred, consisting mainly of brokerage commissions, less any lease incentives received. All ROU assets are reviewed for impairment annually. There was no impairment for ROU lease assets as of December 31,2025, 2024 and 2023(see Note 5).

Segment reporting

Segment reporting

An operating segment is a component of the Company that engages in business activities from which it may earn revenue and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker (the “CODM”) in order to allocate resources and assess the performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the CODM or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, reviews operating results by the operating activities. Based on management’s assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

We concluded that we had one reportable segment under ASC 280 because our operating activities is focus on research and development of AI- powered content production and streaming platform. Each of our subsidiaries is operated under the same senior management of our company, and we view the operations as a whole for making business decisions. Our long-lived assets are mainly property, plant and equipment located in the Malaysia for research and development purposes.

GIBO HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. Dollars, except for number of shares)

Fair value of financial instruments

Fair value of financial instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

●	Level 3 — inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments, including cash, other current assets, due to related parties and accrued expenses and other current liabilities approximate the fair value of the respective assets and liabilities as of December 31, 2025 and 2024 based upon the short-term nature of the assets and liabilities.

Revenue recognition

Revenue recognition

The Company adopted Accounting Standards Codification (“ASC”) 606 using the modified retrospective approach.

The Company recognize revenue under Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers. The core principle of the new revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

These criteria as they relate to each of the following major revenue generating activities are described below.

The Company sign IT Service Agreement with the customers, to provide a series of services include (i) platform customization and integration services, helping customers to design, modify and integrate functionalities in their own systems, (ii) data migration and content management services, assisting customers in their large-scale data migration and content liability management, and (iii) enterprise-level data security services, providing customers with advanced information security technologies and measures to address data concerns.

The Company’s contracts with the customer are fixed price contract and accounts for the revenue generated from providing the services to customers on a gross basis as the Company is acting as a principal in these transactions. The Company considers the following indicators amongst others when determining whether it is acting as a principal in the contract where revenue would be recorded on a gross basis: (i) the Company is primarily responsible for arranging the promise to provide the specified services; (ii) the Company has inventory risk before the specified services have been transferred to a customer or after transfer of control to the customer; and (iii) the Company has discretion in establishing the price for the specified services delivered.

GIBO HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. Dollars, except for number of shares)

The Company’s contracts include distinct performance obligations when the promises are separately identifiable with one another and are indicated with standalone selling price. For such arrangements, The Company allocate the transaction price to each performance obligation based on its relative standalone selling price. The Company generally determine the standalone selling prices based on the prices charged to customers. Revenues are recognized at overtime when the service deliverables are completed and achieve the requirements of the customers.

The Company has generated operating revenues amounted to Nil, $30,000,000 and Nil for the years ended December 31, 2025, 2024 and 2023, respectively.

Contract balances

Contract assets relate to the Company’s right to consideration for performance obligations satisfied but not billed and consist of unbilled receivables. Contract liabilities relate to customer payments received in advance of satisfaction of performance obligations under the contract. Contract balances are classified as assets or liabilities on a contract-by-contract basis at the end of each reporting period. There are no contract assets and liabilities as of December 31, 2025 and 2024.

Research and development costs

Research and development costs

The Company’s research and development (“R&D”) activities primarily relate to the development of AI animation technology, application, modules and optimization and implementation of its websites and mobile apps to improve their performance. With global demand for short-form storytelling continuing to accelerate, in December 2025, we strategically expanded the application of GIBO Create to the short-form video and short dramas industry to broaden its exposure to larger and faster-growing segments of the digital entertainment market. Research and development costs are expensed as incurred. Research and development expenses included in operating costs amounted to $117,800,000, $49,032,968 and $11,326,463 for the year ended December 31, 2025, 2024 and 2023, respectively.

Earnings (loss) per Share

Earnings (loss) per Share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net earnings (loss) attributable to ordinary shareholders divided by the weighted average number of ordinary shares outstanding during the year. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the year ended December 31,2025, 2024 and 2023, there were no dilutive shares.

Statement of Cash Flows

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows”, cash flows from the Company’s operations are formulated based upon the local currencies using the average exchange rate in the period. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Related parties and transactions

Related parties and transactions

The Company identifies related parties, and accounts for, discloses related party transactions in accordance with ASC 850, “Related Party Disclosures” and other relevant ASC standards.

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Companies are also considered to be related if they are subject to common control or significant influence.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

On December 14, 2023, the FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires that entities disclose specific categories in their rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. The new standard is effective for the Company beginning December 15, 2024, with early adoption permitted effective for fiscal years beginning January 1, 2024. The Company is currently evaluating the impact of adopting the standard.

GIBO HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. Dollars, except for number of shares)

On November 2024, the FASB issued ASU 2024-03, “Income Statement (Topic 220): Reporting Comprehensive Income - Expense Disaggregation Disclosures, Disaggregation of Income Statement Expenses”, that requires public companies to disclose, in interim and reporting periods, additional information about certain expenses in the financial statements. ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted and is effective on either a prospective basis or retrospective basis. The Company is currently evaluating the impact of adopting the standard.

On January 6, 2025, the FASB issued ASU 2025-01, “Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date”, the amendment in this Update clarifies the effective date of Update 2024-03, which is that public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact of adopting the standard.

In May 2025, the FASB issued ASU 2025-03, “Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity,” which requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider specific factors to determine the accounting acquirer and removes the requirement that the primary beneficiary always is the acquirer for certain transactions. Under the amendments, acquisition transactions in which the legal acquiree is a VIE will, in more instances, result in the same accounting outcomes as economically similar transactions in which the legal acquiree is a voting interest entity. The amendments do not change the accounting for a transaction determined to be a reverse acquisition or a transaction in which the legal acquirer is not a business and is determined to be the accounting acquiree. The new guidance is required to be applied prospectively to any acquisition transaction that occurs after the initial application date. This guidance is effective for the Company for the year ending March 31, 2028. Early adoption is permitted. The Company is evaluating the impact of the adoption of this guidance.

In September 2025, the FASB issued ASU 2025-06, Intangibles -Goodwill and Other - Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software (“ASU 2025-06”). The amendments modernize the recognition and disclosure framework for internal-use software costs, removing the previous “development stage” model and introducing a more judgment-based approach. ASU 2025-06 is effective for annual reporting periods beginning after December 15, 2027 and for interim reporting periods beginning in that fiscal year. The Company is currently evaluating the impact that this update will have on the consolidated financial statements.

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (“Topic 326”): Purchased Loans (“ASU 2025-08”). The amendments expand the population of acquired loans subject to the gross-up approach, treating non-credit-deteriorated loans (excluding credit cards) as “seasoned” if purchased at least 90 days after origination or acquired in a business combination. ASU 2025-08 is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact that this update will have on the consolidated financial statements.

Recently issued ASUs by the FASB, except for the ones mentioned above, are not expected to have a significant impact on the Company’s consolidated results of operations or financial position. Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows, or disclosures.